SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Asset Purchase Price	$ 4,827	$ 6,313
Common Stock
Asset Purchase Price	6,030
Accumulated Depreciation	$ (2,110)
Maximum
Useful Life		5 years
Minimum
Useful Life		7 years
Patriot Shield National LLC [Member]
Asset Purchase Price		$ 6,030
Accumulated Depreciation		(1,206)
Furniture and Fixtures
Asset Purchase Price		2,331
Accumulated Depreciation		$ (842)
Furniture and Fixtures | Maximum
Useful Life		3 years
Furniture and Fixtures | Minimum
Useful Life		7 years
Furniture and Fixtures | Minimum Range
Useful Life	5 years
Furniture and Fixtures | Maximum Range
Useful Life	7 years
Computer Equipment and Software
Asset Purchase Price	$ 2,331
Accumulated Depreciation	$ (1,424)
Useful Life		3 years
Computer Equipment and Software | Minimum
Useful Life		5 years
Computer Equipment and Software | Minimum Range
Useful Life	3 years
Computer Equipment and Software | Maximum Range
Useful Life	5 years